GMO Strategic Opportunities Allocation Fund Investment Objectives and Goals - GMO Strategic Opportunities Allocation Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index, an internally maintained composite index computed by GMO, consisting of 75% MSCI World Index (MSCI Standard Index Series) and 25% Bloomberg U.S. Aggregate Index.